Investments - Table (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Investments
Short-term investment	¥ 166,465	$ 26,122
Long-term investments	202,819,390	31,826,788	¥ 218,950,000
Total investments	202,985,855	31,852,910	218,950,000
Equity Securities
Investments
Short-term investment	166,465	26,122
Long-term investments	¥ 202,819,390	$ 31,826,788	¥ 218,950,000